RESTRUCTURING (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring and Related Activities [Abstract]
Schedule of restructuring and related costs
The Company recorded restructuring costs in selling, general and administrative expenses in the years and segments shown in the following table:

	For the year ended December 31,
(amounts in thousands)	2,012,000	2,011,000	2,010,000
Siding, Fencing and Stone	$—	—	$112
Windows and Doors	—	—	102
	$—	—	$214